Financial instruments - fair values and risk management - Summary of Undiscounted Contractual Cash Flows for Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Undiscounted contractual cash flows
Trade payables	€ 1,434,849	€ 510,312
Deferred & contingent consideration cash flows	15,573	23,759
Bank debt - contractual cash flows	6,210	8,051
Lease liabilities cash flows	67,187	22,875
Other financial liabilities	4,553	2,992
Total	1,528,372	567,989
Due within one year
Undiscounted contractual cash flows
Trade payables	231,582	206,026
Deferred & contingent consideration cash flows	8,376	14,539
Bank debt - contractual cash flows	1,840	1,840
Lease liabilities cash flows	10,470	6,083
Other financial liabilities	4,553	2,992
Total	256,821	231,480
Due within two to five years
Undiscounted contractual cash flows
Trade payables	705,753	220,008
Deferred & contingent consideration cash flows	7,197	9,220
Bank debt - contractual cash flows	4,370	6,211
Lease liabilities cash flows	27,358	13,646
Total	744,678	249,085
Due after five years
Undiscounted contractual cash flows
Trade payables	497,514	84,278
Lease liabilities cash flows	29,359	3,146
Total	€ 526,873	€ 87,424